Financial risk management (Details) - Schedule of contractual maturities of financial liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Financial risk management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Trade and other payables	$ 27,060
Promissory note	2,500
Interest on promissory note	35
RoyCap convertible debenture	13,069
Interest on RoyCap convertible debenture	1,652
Government loan	222
Metals contract liability	30,989
Projected pension contributions	5,316
Decommissioning provision	19,915
Other long-term liabilities	1,815
Total	102,573
Trade and other payables	1,862
Other long-term liabilities	1,280
Total liabilities	3,142
Less than 1 year [Member] | Other Long Term Liabilities [Member]
Financial risk management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Trade and other payables	27,060
Promissory note	2,500
Interest on promissory note	35
RoyCap convertible debenture
Interest on RoyCap convertible debenture	1,241
Government loan	222
Metals contract liability	11,324
Projected pension contributions	840
Decommissioning provision
Other long-term liabilities
Total	43,222
Trade and other payables	1,862
Total liabilities	1,862
2-3 Years [Member] | Other Long Term Liabilities [Member]
Financial risk management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Trade and other payables
Promissory note
Interest on promissory note
RoyCap convertible debenture	13,069
Interest on RoyCap convertible debenture	411
Government loan
Metals contract liability	19,665
Projected pension contributions	1,695
Decommissioning provision
Other long-term liabilities	737
Total	35,577
Other long-term liabilities	737
Total liabilities	737
4-5 Years [Member] | Other Long Term Liabilities [Member]
Financial risk management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Trade and other payables
Promissory note
Interest on promissory note
RoyCap convertible debenture
Interest on RoyCap convertible debenture
Government loan
Metals contract liability
Projected pension contributions	1,819
Decommissioning provision
Other long-term liabilities	517
Total	2,336
Other long-term liabilities	517
Total liabilities	517
Over 5 Years [Member] | Other Long Term Liabilities [Member]
Financial risk management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Trade and other payables
Promissory note
Interest on promissory note
RoyCap convertible debenture
Interest on RoyCap convertible debenture
Government loan
Metals contract liability
Projected pension contributions	962
Decommissioning provision	19,915
Other long-term liabilities	561
Total	21,438
Other long-term liabilities	26
Total liabilities	$ 26